Note 11 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 486,191	$ 449,337	$ 332,963
Common Shares to Be Issued Upon Settlement of All Put or Call Options	2,700,000
Potential Increase Decrease to Dilutive Earnings Per Share Put or Call Options Settled with Common Shares	$ 0.77
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 416,797	$ 402,122